Statutory Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Statutory Capital And Surplus Disclosure Text Block [Abstract]
Schedule of statutory capital
Statutory capital and surplus for the principal operating subsidiaries of the Company for the years ended December 31, 2013 and 2012 are summarized below:

(U.S. dollars in thousands)	Bermuda (1)		U.S. (2)		U.K., Europe and Other
	2013	2012	2013	2012	2013	2012
Required statutory capital and surplus	$6,382,118	$6,497,192	$657,865	$649,166	$1,970,909	$1,679,309
Actual statutory capital and surplus (3)	$10,193,615	$10,328,816	$2,244,505	$2,237,834	$2,686,909	$2,483,484
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(1)
Required statutory capital and surplus at December 31, 2013 represents 100% Bermuda Solvency Capital Requirement (“BSCR”) level for the top Bermuda operating subsidiary, XL Insurance (Bermuda) Ltd, calculated on a consolidated basis (and therefore includes a BSCR requirement for all regions).

(2)	Required statutory capital and surplus represents 100% RBC level for principal U.S. operating subsidiaries.

(3)	Statutory assets in Bermuda include investments in other U.S. and international subsidiaries reported separately herein.

Schedule of statutory net income loss
Statutory net income (loss) for the principal operating subsidiaries of the Company for the years ended December 31, 2013, 2012 and 2011 is summarized below:

(U.S. dollars in thousands)	2013	2012	2011
Bermuda	$1,257,791	$857,832	$614,313
U.S.	$124,310	$106,510	$23,350
U.K., Europe and Other	$(162,085)	$144,829	$107,255